Credit related Commitments and Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Credit related Commitments and Contingent Liabilities [Abstract]
Irrevocable lending commitments and lending related contingent liabilities [text block table]

Irrevocable lending commitments and lending related contingent liabilities

in € m.	Dec 31, 2018	Dec 31, 2017
Irrevocable lending commitments	167,722	158,253
Revocable lending commitments	44,327	45,867
Contingent liabilities	51,605	48,212
Total	263,654	252,331

Other Commitments and Contingent Liabilities [text block table]	Other commitments and other contingent liabilities
in € m.	Dec 31, 2018	Dec 31, 2017
Other commitments	130	82
Other contingent liabilities	74	5
Total	204	86